Cover	Jun. 05, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jun. 05, 2023
Entity Registrant Name	THOUGHTWORKS HOLDING, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40812
Entity Tax Identification Number	82-2668392
Entity Address, Address Line One	200 East Randolph Street, 25th Floor
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	312
Local Phone Number	373-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	TWKS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001866550
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (the “Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed by Thoughtworks Holding, Inc. (the “Company”) on June 7, 2023 (the “Original Report”). The Original Report was filed with the Securities and Exchange Commission to report the results of the matters submitted to a vote by the Company’s stockholders at the Company’s 2023 Annual Meeting of Stockholders held on June 5, 2023 (the “2023 Annual Meeting”). The sole purpose of this Amendment is to disclose, in accordance with Item 5.07(d) of Form 8-K, the Company’s decision as to how frequently the Company will conduct future stockholder advisory votes regarding named executive compensation.